Segment information (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Disclosure of Operating Segments
The following table reports the carrying amount of On’s non-current assets by geographic area:

(CHF in millions)	12/31/2024	12/31/2023

Europe, Middle East and Africa	273.7	270.4
thereof Switzerland	194.1	242.6
Americas	196.6	144.3
thereof the United States	195.1	142.2
Asia-Pacific	38.9	27.1
Non-current assets	509.2	441.7